Disposition of Feng Hui (Details) - Schedule of reconciliation of assets and liabilities held for sale consolidated balance sheet - USD ($)	Dec. 31, 2019	Nov. 22, 2019	Dec. 31, 2018
Carrying amounts of major classes of assets held for sale:
Cash		$ 12,397	$ 10,625
Loan receivable, net	$ 932,836	1,557,568	25,623,079
Other assets		23,914	890,682
Total assets of disposal group classified as held for sale		1,593,879	26,524,386
Carrying amounts of major classes of liabilities held for sale:
Loans		36,221,099	40,346,674
Other current liabilities		20,611,079	14,851,106
Income tax payable		769,346	786,685
Liabilities directly associated with the assets classified as held for sale		$ 57,601,524	$ 55,984,465